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        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - NOV. 21, 2007*

 RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND (10/3/07)         S-6500-17 A
 RIVERSOURCE 130/30 U.S. EQUITY FUND (10/3/07)               S-6500-17 A

Table 1. of the Statement of Additional Information has been revised as follows:

   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES

FUND                                                 FISCAL YEAR END       PROSPECTUS DATE       FUND INVESTMENT CATEGORY
120/20 Contrarian Equity                             April 30              Oct. 3, 2007          Equity
130/30 U.S. Equity                                   April 30              Oct. 3, 2007          Equity

S-6500-19 A (11/07)

* Valid until next update